PROPERTY AND EQUIPMENT NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Depreciation	$ 313,743	$ 318,599	$ 345,095
Impairment charge	80,415
Selling costs	139,238
Proceeds from sale of land and building	1,705,375
Gain on disposition of sale of land and building	203,824
Oregon, USA
Statement [Line Items]
Impairment charge	$ 780,401